SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
Schedule Of consolidated statements of operations forrevenue
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Silver	$6,748	$3,722	$11,784	$7,330
Copper	5,926	4,062	11,832	8,751
Gold	3,502	2,712	6,535	5,847
Penalties, treatment costs and refining charges	(1,389)	(1,278)	(2,971)	(2,885)
Total revenue from mining operations	$14,787	$9,218	$27,180	$19,043

Schedule Of customers accounted for total revenues
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Customer #1	$12,691	$7,883	$21,287	$17,108
Customer #2	1,659	1,426	5,443	2,026
Other customers	437	(91)	450	(91)
Total revenue from mining operations	$14,787	$9,218	$27,180	$19,043

Schedule Of Geographical information relating non-current assets
	June 30, 2024	December 31, 2023
Exploration and evaluation assets - Mexico	$53,133	$50,110
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$53,134	$50,111
	June 30, 2024	December 31, 2023
Plant, equipment, and mining properties - Mexico	$52,755	$52,891
Plant, equipment, and mining properties - Canada	474	178
Total plant, equipment, and mining properties	$53,229	$53,069